Net Loss per Common Share (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Basic and diluted net loss per common share

The numerators and denominators used in computing basic and diluted net loss per common share for the three months ended March 31, 2015 and 2014 are as follows:

	Net Loss (Numerator)	Weighted Average Shares (Denominator)	Net Loss Per Common Share
2015
Basic and diluted net loss per common share	$(831,018)	45,512,500	$(0.02)

2014
Basic and diluted net loss per common share	$(25,279)	32,000,000	$(0.00)

The numerators and denominators used in computing basic and diluted net (loss) income per common share in 2014 and 2013 are as follows:

	Net (Loss) Income (Numerator)	Weighted Average Shares (Denominator)	Net (Loss) Income Per Common Share
2014
Basic and diluted net loss per common share	$(4,057,171)	33,374,007	$(0.12)

2013
Basic and diluted net income per common share	$86,986	32,000,000	$0.00